Document and Entity Information	12 Months Ended
Aug. 31, 2018 shares
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Aug. 31, 2018
Trading Symbol	avl
Entity Registrant Name	Avalon Advanced Materials Inc.
Entity Central Index Key	0001362898
Current Fiscal Year End Date	--08-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	237,018,428
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY